Cover	12 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Entity Registrant Name	XAI Octagon Floating Rate & Alternative Income Term Trust
Document Type	N-CSR
Amendment Flag	false
Entity Central Index Key	0001703079
Document Period End Date	Sep. 30, 2023